Cover	Nov. 29, 2021
Cover [Abstract]
Entity Registrant Name	CURE PHARMACEUTICAL HOLDING CORP.
Entity Central Index Key	0001643301
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Nov. 29, 2021
Entity Ex Transition Period	true
Entity Incorporation State Country Code	DE
Entity File Number	333-204857
Entity Tax Identification Number	37-1765151
Entity Address Address Line 1	1620 Beacon Place
Entity Address City Or Town	Oxnard
Entity Address State Or Province	CA
Entity Address Postal Zip Code	93033
City Area Code	805
Local Phone Number	824-0410
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false